Note 19 - Nature and Extent of Risks Arising from Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk [text block]
(thousands of Canadian dollars)
	2025		2024
	Increase 100 bps	Decrease 100 bps	Increase 100 bps	Decrease 100 bps
Increase (decrease):
Impact of projected net interest income during a 12 month period	$2,582	$(2,824)	$5,223	$(5,430)

Duration difference between assets and liabilities (months)	(0.9)		(1.6)